Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Concentration risk, percentage	27.80%	83.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Concentration risk, percentage	26.00%	16.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Concentration risk, percentage	25.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%
One Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Concentration risk, percentage	100.00%	100.00%